Non-financial Assets and Liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 580,546	$ 581,601
Additions/(Reversals)	(500)	500
Exchange differences	74	22
Amortization charge	(1,175)	(1,577)
Closing net book amount	578,945	580,546
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,557
Closing net book amount	651,129	651,557
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(9,092)
Closing net book amount	(10,265)	(9,092)
Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired Licenses to Patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,072	1,673
Additions/(Reversals)	(500)	500
Exchange differences	74	1
Amortization charge	(84)	(102)
Closing net book amount	1,562	2,072
Acquired Licenses to Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	3,407
Closing net book amount	2,979	3,407
Acquired Licenses to Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,335)
Closing net book amount	(1,417)	(1,335)
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Closing net book amount	427,779	427,779
In-process Research and Development Acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,698	489,698
In-process Research and Development Acquired | Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current Marketed Products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	16,242	17,696
Exchange differences		21
Amortization charge	(1,091)	(1,475)
Closing net book amount	15,151	16,242
Current Marketed Products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	23,999
Closing net book amount	23,999	23,999
Current Marketed Products | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(7,757)
Closing net book amount	$ (8,848)	$ (7,757)